Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Total financial liabilities, net	$ 65,250,697	$ 23,674,154
Of which classified as Current Financial Liabilities, net	10,447,906	7,293,982
Of which classified as Non-Current Financial Liabilities, net	$ 54,802,791	16,380,172
Short Term Loan, net [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	10.25%
Maturity date	Jul. 10, 2024
Total financial liabilities, net	$ 5,359,454
Convertible note, long term one [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Total financial liabilities, net	$ 34,514,741
Convertible note, long term Two [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Total financial liabilities, net	$ 15,940,386
Convertible note, long term Three [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Total financial liabilities, net	$ 1,160,766
Convertible note, long term four [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Total financial liabilities, net	$ 1,092,217
Convertible note, long term five [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Total financial liabilities, net	$ 546,109
Short-Term Loan, Net One [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	15.70%
Maturity date	Mar. 01, 2023
Total financial liabilities, net		298,838
Prefunded Convertible Note, Long Term, One [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	20.00%
Maturity date	Aug. 18, 2024
Total financial liabilities, net		2,151,128
Prefunded Convertible Note, Long Term, Two [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	20.00%
Maturity date	Oct. 09, 2024
Total financial liabilities, net		3,136,796
Prefunded Convertible Note, Long Term, Three [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	20.00%
Maturity date	Dec. 08, 2024
Total financial liabilities, net		5,115,616
Term Loan, Net, One [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	10.25%
Maturity date	Jan. 21, 2024
Total financial liabilities, net	$ 133,036	1,731,730
Term Loan, Net, Two [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	10.25%
Maturity date	Dec. 17, 2024
Total financial liabilities, net	$ 3,260,290	6,521,082
Term Loan, Net, Three [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	10.25%
Maturity date	Dec. 11, 2025
Total financial liabilities, net	$ 1,351,265	1,947,063
Term Loan, Net, Four [Member]
Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Borrowings [Line Items]
Contractual interest rate %	10.25%
Maturity date	Oct. 11, 2025
Total financial liabilities, net	$ 1,892,433	$ 2,771,901